Exhibit 99
Ford Credit Auto Lease Trust 2014-A
Monthly Investor Report

Transaction Month	7	Payment Date	October 15, 2014
Collection Period	September, 2014

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-173928-08 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. SUMMARY

		Initial	Beginning of Period Balance	End of Period Balance	End of Period Factor
2014-A Reference Pool Balance		1,560,634,969.99	$1,409,108,545.16	$1,373,194,030.34	0.8798944
Total Note Balance		1,385,840,000.00	$1,195,698,770.03	$1,159,387,039.45	0.8365952

Total Overcollateralization		174,794,969.99	$213,409,775.13	$213,806,990.89

2014-A Exchange Note Balance		1,428,701,030.93	$1,243,437,117.48	$1,207,125,386.90	0.8449111
2014-A Exchange Note Overcollateralization		131,933,939.06	$165,671,427.68	$166,068,643.44

Overcollateralization			Beginning of Period	End of Period
2014-A Reference Pool Balance as a % of Total Note Balance			117.85%	118.44%
2014-A Reference Pool Balance as a % of 2014-A Exchange Note Balance			113.32%	113.76%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.20000%	$230,000,000.00	$39,858,770.03	$3,547,039.45	0.0154219
Class A-2a Notes	0.50000%	$132,000,000.00	$132,000,000.00	$132,000,000.00	1.0000000
Class A-2b Notes*	0.33360%	$393,000,000.00	$393,000,000.00	$393,000,000.00	1.0000000
Class A-3 Notes	0.68000%	$375,000,000.00	$375,000,000.00	$375,000,000.00	1.0000000
Class A-4 Notes	0.90000%	$120,000,000.00	$120,000,000.00	$120,000,000.00	1.0000000
Class B Notes	1.16000%	$70,290,000.00	$70,290,000.00	$70,290,000.00	1.0000000
Class C Notes	1.30000%	$65,550,000.00	$65,550,000.00	$65,550,000.00	1.0000000
Total		$1,385,840,000.00	$1,195,698,770.03	$1,159,387,039.45	0.8365952

	Principal Payments		Interest Payments		Total Payments
	Actual	Principal Payments per $1000 Face	Actual	Interest Payments per $1000 Face	Actual	Total Payments per $1000 Face
Class A-1 Notes	$36,311,730.58	$157.88	$6,643.13	$0.03	$36,318,373.71	$157.91
Class A-2a Notes	$0.00	$0.00	$55,000.00	$0.42	$55,000.00	$0.42
Class A-2b Notes	$0.00	$0.00	$109,254.00	$0.28	$109,254.00	$0.28
Class A-3 Notes	$0.00	$0.00	$212,500.00	$0.57	$212,500.00	$0.57
Class A-4 Notes	$0.00	$0.00	$90,000.00	$0.75	$90,000.00	$0.75
Class B Notes	$0.00	$0.00	$67,947.00	$0.97	$67,947.00	$0.97
Class C Notes	$0.00	$0.00	$71,012.50	$1.08	$71,012.50	$1.08
Total	$36,311,730.58	$26.20	$612,356.63	$0.44	$36,924,087.21	$26.64

II. POOL INFORMATION

2014-A Reference Pool Balance	Lease Balance**	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$1,646,331,129.27	$1,409,108,545.16	$1,004,913,171.57
Change	$(42,955,779.56)	$(35,914,514.82)	$(12,634,355.85)
End of Period	$1,603,375,349.71	$1,373,194,030.34	$992,278,815.72
Residual Portion of Securitization Value as % of Securitization Value at end of period			72.26%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	63,870	2,331	61,539	962	60,577

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months***				18.1	17.3

Ford Credit Auto Lease Trust 2014-A
Monthly Investor Report

Transaction Month	7	Payment Date	October 15, 2014
Collection Period	September, 2014

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		454	$9,997,664.97	0.73%
61 - 90 Days Delinquent		51	$1,170,421.14	0.09%
91- 120 Days Delinquent		8	$168,326.26	0.01%
Over 120 Days Delinquent		4	$102,548.52	0.01%
Total Delinquent Leases		517	$11,438,960.89	0.83%

		Current Period	Cumulative
Prepayment Speed		0.44%	0.35%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Base monthly Payments (Rent)				$24,202,077.27
plus: Payoffs				$6,008,469.58
plus: Other (including extension fees, excess charges, etc.)				$207,553.54
minus: Payaheads				$(1,045,878.79)
plus: Payahead Draws				$849,273.26
plus: Advances				$1,076,252.03
minus: Advance Reimbursement Amounts				$(1,419,488.84)
plus: Administrative Removal Amounts				$0.00
plus: Net Auction Proceeds				$12,472,831.29
plus: Recoveries				$100,747.89
Total Collections				$42,451,837.23

Reserve Account Balance Beginning of Period				$7,803,174.85

Total Collections Plus Reserve				$50,255,012.08

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$1,174,257.12	$1,174,257.12	$49,080,754.96	$0.00
2014-A Exchange Note Interest Payment	$1,357,418.85	$1,357,418.85	$47,723,336.11	$0.00
2014-A Exchange Note Principal Payment	$0.00	$0.00	$47,723,336.11	$0.00
Shortfall Payment (to cover Notes)	$7,803,174.85	$7,803,174.85	$39,920,161.26	$0.00
Reserve Account Deposit	$36,311,730.58	$36,311,730.58	$3,608,430.68	$0.00
Shared Amounts	$0.00	$0.00	$3,608,430.68	$0.00
Remaining Funds Released to Borrowers	$3,608,430.68	$3,608,430.68	$0.00	$0.00
Total	$50,255,012.08	$50,255,012.08	$0.00	$0.00

Ford Credit Auto Lease Trust 2014-A
Monthly Investor Report

Transaction Month	7	Payment Date	October 15, 2014
Collection Period	September, 2014

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2014-A Exchange Note Interest Payment				$1,357,418.85
2014-A Exchange Note Principal Payment				$36,311,730.58
Shortfall Payment (to cover Notes)				$0.00

Total				$37,669,149.43

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$37,669,149.43	$0.00
Administration Fee	$9,964.16	$9,964.16	$37,659,185.27	$0.00
Class A-1 Interest	$6,643.13	$6,643.13	$37,652,542.14	$0.00
Class A-2a Interest	$55,000.00	$55,000.00	$37,597,542.14	$0.00
Class A-2b Interest	$109,254.00	$109,254.00	$37,488,288.14	$0.00
Class A-3 Interest	$212,500.00	$212,500.00	$37,275,788.14	$0.00
Class A-4 Interest	$90,000.00	$90,000.00	$37,185,788.14	$0.00
Total Class A Interest	$473,397.13	$473,397.13		$0.00
First Priority Principal Payment	$0.00	$0.00	$37,185,788.14	$0.00
Class B Interest	$67,947.00	$67,947.00	$37,117,841.14	$0.00
Second Priority Principal Payment	$0.00	$0.00	$37,117,841.14	$0.00
Class C Interest	$71,012.50	$71,012.50	$37,046,828.64	$0.00
Specified Reserve Deposit	$0.00	$0.00	$37,046,828.64	$0.00
Regular Principal Payment	$36,311,730.58	$36,311,730.58	$735,098.06	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$735,098.06	$0.00
Remaining Funds to Holder of Residual Interest	$735,098.06	$735,098.06	$0.00	$0.00
Total	$37,669,149.43	$37,669,149.43	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$4,144,560.55
plus: Additional Advances				$1,076,252.03
minus: Advance Reimbursement Amounts				$(1,419,488.84)
End of Period Advance Balance				$3,801,323.74

Payaheads
Beginning of Period Payahead Balance				$2,369,575.47
plus: Additional Payaheads				$1,045,878.79
minus: Payahead Draws				$(849,273.26)
End of Period Payahead Balance				$2,566,181.00

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$7,803,174.85
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$7,803,174.85
Memo: Required Reserve Amount				$7,803,174.85

VII. OVERCOLLATERALIZATION INFORMATION
Targeted Ovecollateralization Amount				$213,806,990.89
Actual Overcollateralization Amount (EOP Pool Balance- EOP Note Balance)				$213,806,990.89

Ford Credit Auto Lease Trust 2014-A
Monthly Investor Report

Transaction Month	7	Payment Date	October 15, 2014
Collection Period	September, 2014

VIII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	215	1,424	$4,893,529.35	$33,133,355.80
Standard Terminations	18	36	$375,898.19	$717,668.77
Total Retained	233	1,460	$5,269,427.54	$33,851,024.57

Returned Vehicles
Early Terminations	138	601	$2,739,284.92	$12,394,848.56
Standard Terminations	553	1,089	$10,928,966.58	$21,522,548.76
Total Returned	691	1,690	$13,668,251.50	$33,917,397.32

Charged Off Leases / Repossessed Vehicles	38	136	$835,895.67	$2,954,676.36
Removals by Servicer and Other	0	7	$0.00	$175,711.79
Total Terminations	962	3,293	$19,773,574.71	$70,898,810.04

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	448	2,151	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			71.83%	51.32%
Early Termination Rate (Early Terminations / Total Terminations)			36.69%	61.49%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

IX. GAIN (LOSS) CALCULATIONS
	Number of Leases		Gain (Loss)
Gain (Loss) on Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Customer Payments			$5,878,507.08
plus: Payahead draws			$247,864.84
minus: Unreimbursed Advances			$(21,736.11)
minus: Securitization Value of Retained Vehicles			$(5,269,427.54)
Total	233	1,460	$835,208.27	$5,424,744.29
Gain (Loss) Per Retained Vehicle			$3,584.58	$3,715.58

Gain (Loss) on Returned Vehicles
Customer Payments			$424,551.41
plus: Net Auction Proceeds			$11,932,170.61
plus: Payahead Draws			$74,584.47
minus: Unreimbursed Advances			$(27,999.92)
minus: Securitization Value of Returned Vehicles			$(13,668,251.50)
Total	691	1,690	$(1,264,944.93)	$(1,933,422.50)
Gain (Loss) Per Returned Vehicle			$(1,830.60)	$(1,144.04)

Credit Gain (Loss) Charged Off / Repossessed Vehicles	38	136	$(280,725.72)	$(647,234.01)
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$(7,387.52)	$(4,759.07)

Gain (Loss) on Removals by Servicer and Other	0	7
Note: There is no Gain or Loss on Removals by Servicer

Recoveries from Leases Closed in Prior Periods			$50,882.35	$120,762.90

Total Gain (Loss)	962	3,293	$(659,580.03)	$2,964,850.68

Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$11,932,170.61
plus: Excess Wear and Use and Excess Mileage Assessed			$176,610.64
minus: Residual Portion of Securitization Value			$(13,228,419.71)
Total	691	1,690	$(1,119,638.46)	$(1,511,030.77)
Residual Gain (Loss) Per Returned Vehicle			$(1,620.32)	$(894.10)

Ford Credit Auto Lease Trust 2014-A
Monthly Investor Report

Transaction Month	7	Payment Date	October 15, 2014
Collection Period	September, 2014

X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Erin M. Rohde
Assistant Treasurer

* Tranche A2b note interest rate is floating based on one-month LIBOR+0.18%
**Lease Balance is calculated similar to Securitization Value, but present values the base monthly payments and contract leas end value at the contract lease factor, without considering the base residual value or minimum discount rate.

***The Weighted Average is calculated based on Securitization Value.